ORGANIZATION AND NATURE OF OPERATIONS - Going concern basis of accounting (Details) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Net losses	₫ (33,508,194)	$ (1,381,211,624)	₫ (27,773,382)	[1]	₫ (57,429,578)		$ (2,406,334,451)	₫ (49,848,870)	₫ (32,218,961)
Accumulated losses	(223,965,064)		(158,043,712)		(190,502,556)	[1]		(130,331,673)		$ (9,231,865,787)
Net current liability position	110,699,400				89,768,800					4,563,000,000.0	$ 3,761,400,000
Cash and cash equivalents	₫ 2,382,144		₫ 1,634,152		₫ 4,095,472	[1]		₫ 4,271,400	₫ 3,024,916	$ 98,192,251	$ 167,700,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).